Power Momentum Index Fund
POWER MOMENTUM INDEX FUND - FUND SUMMARY
Investment Objectives:
The Power Momentum Index Fund’s (the “Fund”) primary investment objective is capital growth with a secondary objective of generating income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Power Momentum Index Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Power Momentum Index Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses		1.95%	2.70%	1.70%
[1]	Based on an estimate for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Power Momentum Index Fund - USD ($)	1 Year	3 Years
Class A Shares	646	953
Class C Shares	239	736
Class I Shares	127	397

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

The adviser seeks to achieve the Fund's objectives by investing in equally-weighted stocks at the beginning of each quarter that produced the highest risk-adjusted returns for the previous calendar quarter from each of the ten industry sectors that comprise the S&P 500 Index. The Fund seeks to replicate the returns of the adviser’s proprietary Power Momentum Index. The Fund is predicated upon and has entered a licensing agreement with S-Network Sharpe Ratio Large Cap Index (“SHRPX”) for the Power Momentum Index which tracks the SHRPX Index of 50 stocks (five from each of the ten Global Industry Classification Standard (“GICS”) Sectors which comprise the S&P 500 Index), as determined by the highest risk-adjusted returns as of November of each year and will reconstitute and rebalance each calendar quarter. The adviser uses a total return variation of the SHRPX Index to signal investment into and out of these 50 common stocks. The Fund invests in common stocks from the universe of stocks represented in the S&P 500 Index which are also constituents of the SHRPX Index. The SHRPX Index selects the five stocks in each of the ten sectors that make up the S&P 500 Index that have the highest 90-day Sharpe ratio. Sharpe ratio is a measure of a stock’s risk-adjusted return. This methodology is designed to convey the benefits of risk-adjusted returns, sector diversification and equal weighting. The adviser then applies its defensive tactical overlay as described below to both its proprietary index, the W.E. Donoghue Power Momentum Index, and the Fund. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative. If the Fund holds an investment in common stock of a company that is removed from the S&P 500 Index, that position will be sold.

When the adviser’s defensive tactical overlay indicates a defensive position, the adviser will increase allocations to cash equivalents such as money market funds or U.S. Treasury securities in an attempt to mitigate market risk.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Power Momentum Index.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses by hedging with underlying money market funds if stock prices do not decline.

• Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular equities in which the Fund invests, or the direction of the capital markets in general may prove to be incorrect and may not produce the desired results.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Momentum Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, securities in which the Fund invests will incur expenses not incurred by Power Momentum Index.

• Underlying Fund Risk. If money market funds are utilized, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that do not invest in Underlying Funds. The Fund will only utilize money market mutual funds when it is in a defensive position.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting by calling 1-877-7-PWRINC.